Tax Status	12 Months Ended
Dec. 31, 2025
SAP America, Inc. 401(k) Plan
EBP, Tax Status [Line Items]
Tax Status

(7)Tax Status

On March 13, 2018, the IRS issued a determination letter to the Company indicating that the Plan, as amended and restated as of January 1, 2006 including amendments adopted through January 30, 2017 was in compliance with the applicable provisions of the Code and the regulations thereunder. The Plan has been further amended since January 30, 2017; however, the Plan Administrator believes that the Plan is designed, and is currently being operated, in compliance with applicable provisions of the Code and therefore, believes that the Plan is qualified, and the related trust is tax-exempt.

U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.